Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 283	$ 194
Distributed Earnings [Abstract]
Total distrubuted income	101	43
Numerator - Net income
Net Income	384	237
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Interest expense on convertible bonds	18	0
Amortization of issue cost and discount on convertible bonds	8	0
Fair value adjustment on convertible bonds included in income	(124)	0
Income used in calculation of diluted earnings per ordinary share	285	236
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	282	193
Distributed Earnings [Abstract]
Total distrubuted income	101	43
Numerator - Net income
Net Income	383	236
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	382,305,903	381,272,542
Fully Vested Options [Shares]	1,970,339	1,587,017
Weighted Average Number of Shares Outstanding, Basic [Shares]	384,276,242	382,859,559
Weighted Average Number of Shares Outstanding, Diluted [Shares]	418,771,725	417,218,627
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	970,868	834,453
Dilutive potential of convertible bonds [Shares]	33,524,615	33,524,615
Dilutive potential of E Ordinary shares [Shares]	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	383	236
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	1	1
Distributed Earnings [Abstract]
Total distrubuted income	0	0
Numerator - Net income
Net Income	1	1
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic [Shares]	2,569,675	2,782,784
Weighted Average Number of Shares Outstanding, Diluted [Shares]	2,569,675	2,782,784
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 1	$ 1